UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-21190
                                                 -----------------------------

    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
   ---------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           399 Park Avenue, 7th Floor
                               New York, NY 10043
   ---------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      CitiGroup Alternative Investments LLC
                           399 Park Avenue, 7th Floor
                               New York, NY 10043
   ---------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 816-4999
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2004
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                       CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2004

                                   (UNAUDITED)

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS

Cash and cash equivalents                                                        $      15,196,606
Investments in investment funds, at fair value (Cost: $172,546,402)                    180,726,622
Receivable from investment funds                                                         2,928,711
Other assets                                                                                80,898
                                                                                -------------------

        TOTAL ASSETS                                                                   198,932,837
                                                                                -------------------

LIABILITIES

Contributions received in advance                                                        5,467,150
Redemptions payable                                                                      5,747,987
Management fee payable                                                                     703,960
Offering costs payable                                                                       5,182
Accounts payable and accrued expenses                                                      387,636
                                                                                -------------------

        TOTAL LIABILITIES                                                               12,311,915
                                                                                -------------------

                MEMBERS' CAPITAL (172,520.805 UNITS OUTSTANDING)                 $     186,620,922
                                                                                ===================

        NET ASSET VALUE PER UNIT                                                 $        1,081.73
                                                                                ===================







The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  COST                      FAIR VALUE               % OF MEMBERS'
                                                                                                                        CAPITAL
  FIXED INCOME ARBITRAGE
        Alliance High Grade Strategy Partners, L.P. - a    $    2,470,000          $         2,631,463                   1.41%
        Concordia I, L.P. - a                                   4,570,000                    4,725,565                   2.53%
        PIMCO Global Relative Value Fund, L.L.C. - b            4,250,000                    4,073,729                   2.18%

  EVENT DRIVEN
        Brencourt Multi-Strategy, L.P. - b                 $    3,960,000          $         4,259,190                   2.28%
        Canyon Value Realization Fund, L.P. - b                 5,150,000                    5,635,482                   3.02%
        Centaurus Alpha Fund L.P. - a                           5,500,000                    5,848,833                   3.13%
        GoldenTree High Yield Partners, L.P. - b                2,460,000                    3,306,358                   1.77%
        Lydian Partners II, L.P. - b                            5,910,000                    6,038,634                   3.24%
        Polaris Vega Investors L.P. - a                         3,500,000                    3,484,732                   1.87%
        MW Post Opportunity Fund, L.P. - b                      2,000,000                    2,589,425                   1.38%
        Purchase Associates II, L.P. - b                        3,360,000                    3,470,668                   1.86%
        Taconic Capital Partners 1.5, L.P. - b                  6,922,252                    7,225,818                   3.87%
        West Broadway Partners, L.P. - b                        4,370,000                    4,223,029                   2.26%

  EQUITY ARBITRAGE
        Frontpoint Utility & Energy, L.P. - b              $    8,000,000          $         8,375,418                   4.49%
        Pentangle Partners, L.P. - a                            8,468,500                    8,521,643                   4.57%
        SSI Long/Short Equity Market Neutral, L.P. - b          1,708,500                    1,644,501                   0.88%

  DISCRETIONARY
        Basswood Opportunity Partners L.P.- b              $   12,000,000          $        12,340,609                   6.61%
        Chilton Small Cap Partners, L.P. Class A - c            8,720,000                    9,568,737                   5.13%
        Delta Institutional, L.P. - b                          12,100,000                   13,970,880                   7.49%
        North River Partners,  L.P. - d                         6,720,000                    8,022,734                   4.30%
        North Sound Legacy Institutional,  L.L.C. - b          14,000,000                   14,390,724                   7.71%
        Prism Partners I, L.P. - b                             12,000,000                   12,801,734                   6.86%
        The Capital Hedge Fund Ltd - a                         12,000,000                   11,789,224                   6.32%
        Willow Creek Capital Partners, L.P. - b                 6,940,000                    7,088,096                   3.80%
        Woodallen Global Fund L.P. - b                         10,000,000                    9,232,246                   4.95%

                                                         ---------------------------------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                      $  167,079,252          $       175,259,472                  93.91%

SHORT TERM INVESTMENTS
        BlackRock PIF Temp Fund                            $    5,467,150          $         5,467,150                   2.93%
                                                         ---------------------------------------------------------------------------
TOTAL INVESTMENTS                                          $  172,546,402          $       180,726,622                  96.84%

OTHER ASSETS, LESS LIABILITIES                                                     $         5,894,300                   3.16%
                                                                                 ------------------------     ----------------------

MEMBERS' CAPITAL                                                                   $       186,620,922                  100.00%
                                                                                 ========================     ======================

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted annually
d - Redemptions permitted semi-annually

The accompanying notes are an integral part of these financial statements.

                            CITIGROUP ALTERNATIVE INVESTMENTS
            MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                                 STATEMENT OF OPERATIONS
                 FOR THE PERIOD APRIL 1, 2004 THROUGH SEPTEMBER 30, 2004
                                       (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest                                                                            $       33,547
                                                                                      ----------------

          TOTAL INVESTMENT INCOME                                                              33,547
                                                                                      ----------------

EXPENSES
       Management fees                                                                      1,831,344
       Administration fees                                                                    245,008
       Professional fees                                                                       75,529
       Amortization of offering costs                                                          67,050
       Marketing fees                                                                          45,880
       Custodian fees                                                                           7,178
       Directors' fees and expenses                                                            12,528
       Miscellaneous expenses                                                                  22,234
                                                                                      ----------------

          Total expenses                                                                    2,306,751
                                                                                      ----------------

          Net investment loss                                                              (2,273,204)
                                                                                      ----------------

Realized and unrealized gain on investments:

Net realized gain on investments                                                              669,743
Net change in unrealized depreciation on investments                                         (543,491)
                                                                                      ----------------

Net realized and unrealized gain on investments                                               126,252
                                                                                      ----------------

Decrease in members' capital derived from investment activities                        $   (2,146,952)
                                                                                      ================





The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                    STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
  FOR THE PERIODS APRIL 1, 2004 THROUGH SEPTEMBER 30, 2004 AND THE YEAR ENDED
                                 MARCH 31, 2004
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                SIX MONTHS ENDED              YEAR ENDED
                                                                               SEPTEMBER 30, 2004           MARCH 31, 2004
FROM INVESTMENT ACTIVITIES

     Net investment loss                                                        $    (2,273,204)          $     (2,437,028)
     Net realized gain on investments                                                   669,743                    307,192
     Net change in unrealized appreciation (depreciation) on investments               (543,491)                 8,496,546
                                                                               ------------------        -------------------

         INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM INVESTMENT ACTIVITIES                                          (2,146,952)                 6,366,710

MEMBERS' CAPITAL TRANSACTIONS

     Capital contributions                                                           92,940,851                 61,119,628
     Capital withdrawals                                                             (7,451,259)                (2,634,723)
                                                                               ------------------        -------------------

         INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                                           85,489,592                 58,484,905




         MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                    103,278,282                 38,426,667
                                                                               ------------------        -------------------

         MEMBERS' CAPITAL AT END OF PERIOD ( 172,520.805 AND
         93,942.933 UNITS OUTSTANDING AT SEPTEMBER  30, 2004 AND
         MARCH  31, 2004, RESPECTIVELY)                                         $   186,620,922           $    103,278,282
                                                                               ==================        ===================

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             STATEMENT OF CASH FLOWS
                       SIX MONTH ENDED SEPTEMBER 30, 2004
                                   (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Decrease in members' capital derived from investment activities                 $    (2,146,952)
Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
     Increase in investment funds, at fair value                                    (66,617,734)
     Increase in receivable from investment funds                                    (2,449,861)
     Decrease in receivable from affiliate                                                  -
     Decrease in other assets                                                            70,592
     Increase in management fee payable                                                 508,438
     Decrease in offering costs payable                                                (104,450)
     Decrease in accounts payable and accrued expenses                                 (106,954)
                                                                              ------------------
         NET CASH USED IN OPERATING ACTIVITIES                                      (70,846,921)

CASH FLOWS FROM FINANCING ACTIVITIES
     Capital contributions                                                           92,940,851
     Capital withdrawals                                                             (2,134,305)
     Decrease in contributions received in advance                                  (16,603,025)
                                                                              ------------------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                                   74,203,521

                                                                              ------------------
         Net increase in cash and cash equivalents                                    3,356,600

         Cash and cash equivalents at beginning of period                            11,840,006
                                                                              ------------------
         Cash and cash equivalents at end of period                             $    15,196,606
                                                                              ==================

Supplment non-cash information:

Included in capital withdrawals on the accompanying Statement of Changes in Members' Capital, are redemptions payable of $5,316,954.

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                              FINANCIAL HIGHLIGHTS
  FOR SIX MONTH ENDED SEPTEMBER 30, 2004 AND FOR THE YEAR ENDED MARCH 31, 2004
                                   (UNAUDITED)
--------------------------------------------------------------------------------
FOR A UNIT OUTSTANDING THROUGHOUT THE PERIOD

                                                                               SIX MONTHS ENDED            YEAR ENDED
                                                                              SEPTEMBER 30, 2004         MARCH 31, 2004

NET ASSET VALUE, BEGINNING OF PERIOD:                                           $      1,099.37           $       995.86
                                                                              ===================       ==================
     INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss                                                                 (15.20)                  (36.19)
     Net realized and unrealized gain (loss) on investments                               (2.44)                  139.70
                                                                              -------------------       ------------------
     TOTAL FROM INVESTMENT OPERATIONS                                                    (17.64)                  103.51
                                                                              -------------------       ------------------

NET ASSET VALUE, END OF PERIOD:                                                        1,081.73           $     1,099.37
                                                                              ===================       ==================

TOTAL RETURN                                                                              (1.6%) **                10.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                                       $   186,620,922           $  103,278,282
                                                                              ===================       ==================
Portfolio turnover                                                                         4.56% *                 21.29%
Ratio of expenses to average net assets                                                    2.82% *                  3.43%
Ratio of net investment loss to average net assets                                       (2.78%) *                (3.40%)

*    Annualized.
**   Total return for a period of less than a full year is not annualized.

THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF CAPITAL TRANSACTIONS DURING THE PERIOD.


The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC ("the Company") was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 ("1933 Act"). The Company consists of two separate series, Multi-Strategy Series M and Multi-Strategy Series G (each a "Series"). The financial statements included herein are for Multi-Strategy Series G. The investment objective of Multi-Strategy Series G is to achieve capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as "alternative" strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of Multi-Strategy Series G can be described as a fund of hedge funds.

         Units of Multi-Strategy Series G are sold to eligible investors (referred to as "Members"). The minimum initial investment in Multi-Strategy Series G from each Member is $25,000 (and was $50,000 from January 1, 2003 to November 1, 2003); the minimum additional investment is $10,000.

         Citigroup Alternative Investments LLC ("CAI" or "the "Adviser"), a Delaware limited liability company and indirect, wholly owned subsidiary of Citigroup Inc., serves as Multi-Strategy Series G's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of Multi-Strategy Series G's assets to various Investment Funds. AMACAR Partners, Inc. is the managing member of Multi-Strategy Series G and has delegated substantially all authority to oversee the management of the operations and assets of Multi-Strategy Series G to the Board of Directors.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda. Multi-Strategy Series G values these investments at fair value based on financial data supplied by the Investment Funds.

         A.   PORTFOLIO VALUATION

         The net asset value of Multi-Strategy Series G is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2004 (CONTINUED)
--------------------------------------------------------------------------------

         Multi-Strategy Series G's investments in Investment Funds are carried at fair value as determined by Multi-Strategy Series G's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets will charge Multi-Strategy Series G, as investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually.

         As a general matter, the fair value of Multi-Strategy Series G's investment in an Investment Fund represents the amount that Multi-Strategy Series G can reasonably expect to receive from an Investment Fund if Multi-Strategy Series G's investment were redeemed at the time of valuation, based on information available at the time. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a Member's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. Multi-strategy Series G does not take a liquidity discount on any Investment Funds held. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

         B.   FUND EXPENSES

         Multi-Strategy Series G bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for Multi-Strategy Series G's account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors. Costs incurred in connection with the initial offering were deferred and amortized over the first twelve months of operations; costs incurred in connection with Multi-Strategy Series G's subsequent registration under the 1933 Act have been deferred and are being amortized over the twelve months commencing after the effective date of such registration statement.

         C.   INCOME TAXES

         Multi-Strategy Series G currently intends to operate as a partnership and not as an association or publicly traded partnership taxable as a corporation for U.S. federal income tax purposes. Each Member will be required to report on his, her or its own annual tax return the Member's distributive share of Multi-Strategy Series G's taxable income or loss.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2004 (CONTINUED)
--------------------------------------------------------------------------------


         D.   CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, N.A. account that pays money market rates and are accounted for at cost plus accrued interest.

         E.   CONTRIBUTIONS RECEIVED IN ADVANCE

         Contributions received in advance of $5,467,150 represents subscriptions received to be credited to Members' capital accounts on October 1, 2004. Such amount is largely represented within the short term investments balance as depicted on the accompanying schedule of investments.

         F.   USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing Multi-Strategy Series G's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  MANAGEMENT FEE, ADMINISTRATIVE FEE, RELATED PARTY TRANSACTIONS AND
         OTHER

         CAI, as Adviser, provides certain management and administrative services to Multi-Strategy Series G. CAI acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, CAI also provides office space and other support services. In consideration for such services, Multi-Strategy Series G will pay the Adviser a monthly management fee equal to 0.188% (2.25% on an annualized basis) of end of month Members' capital. The Adviser will pay a portion of the fee to its affiliates.

         In addition, CAI allocated certain marketing related expenses of $45,880 to Multi-Strategy Series G during the six months ended September 30, 2004.

         Placement agents may be retained by the Company to assist in the placement of Units. A placement agent affiliated with the Adviser, will generally be entitled to receive a fee from each investor in the Company whose Units the agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in a Series. Placement agents may also be reimbursed by the Company with respect to certain out-of-pocket expenses.

         Citigroup Global Markets, Inc. ("CGM"), an affiliate of CAI and a wholly owned subsidiary of Citigroup, Inc. serves as a placement agent of the Multi-Strategy Series G Units. For the six months ended
         September  30,  2004,   CGM  earned   $766,815  in  placement  fees  on
         Multi-Strategy Series G Units. Such fees are deducted from an investor's gross contribution amount.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2004 (CONTINUED)
--------------------------------------------------------------------------------


         The Company has entered into agreements with third parties to act as additional placement agents for Multi-Strategy Series G Units. Placement fees may range from 0 to 3%. In addition, the Adviser, and/or its affiliates, will pay the placement agents an annual fee, payable monthly in arrears. The fee shall be paid from the Adviser's own resources (or those of its affiliates).

         Multi-Strategy Series G pays CAI a monthly fee of 0.025% (0.30% on an annualized basis) for administration based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain expenses. CAI, as Administrator, has retained PFPC Inc. ("PFPC"), an independent third party and wholly-owned subsidiary of PNC Bank, N.A., to assist in the performance of its administrative duties. PFPC provides certain accounting, record keeping, tax and investor related services.

         Each Director who is not an "interested person" of Multi-Adviser Hedge Fund Portfolios LLC, as defined by the 1940 Act, receives an annual retainer of $10,000 plus a fee per meeting of the Board of Directors of $500. Such Director fees are allocated to each series pro-rata, based on the relative net assets of each series. Any Director who is an "interested person" does not receive any annual or other fee from Multi-Adviser Hedge Fund Portfolios LLC. All Directors are reimbursed for all reasonable out of pocket expenses. Total amounts expensed related to Directors by Multi-Strategy Series G for the six months ended September 30, 2004 were $12,528.

         PFPC Trust Company (an affiliate of PNC Bank, N.A.) serves as custodian of Multi-Strategy Series G's assets and provides custodial services for Multi-Strategy Series G. Fees payable to the custodian and reimbursement for certain expenses are paid by Multi-Strategy Series G.

     4.  SECURITIES TRANSACTIONS

         The following table lists the aggregate purchases, proceeds from sales of Investment Funds, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation as of September 30, 2004. At September 30, 2004, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

                                                              Period to Date      Inception to Date
                                                              --------------      -----------------
         Aggregate purchases                                   $86,000,000           $185,447,752
         Aggregate proceeds from sales                         $ 2,928,711           $ 19,341,752
         Gross unrealized appreciation                         $   820,877           $  9,561,259
         Gross unrealized depreciation                         $ 1,364,368           $  1,381,039
         Net unrealized appreciation (depreciation)            $  (543,491)          $  8,180,220

         Receivable from investment funds represents partial redemptions as of September 30, 2004.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2004 (CONTINUED)
--------------------------------------------------------------------------------


     5.  CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

         Generally, initial and additional subscriptions for Units may be accepted as of the first day of each month. CAI has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Units in Multi-Strategy Series G. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause Multi-Strategy Series G to repurchase Units from Members pursuant to written tenders by members on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board of Directors that the Company offer to repurchase Units from Members quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

         Net profits or net losses of Multi-Strategy Series G for each month-end will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of each month in accordance with the Members' respective investment percentages for the month.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which Multi-Strategy Series G invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2004

                                   (UNAUDITED)

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Cash and cash equivalents                                                  $    4,055,880
Investments in investment funds, at fair value (Cost: $68,264,598)             73,146,328
Receivable from investment funds                                                2,127,374
Other assets                                                                       56,318
                                                                         ------------------

     TOTAL ASSETS                                                              79,385,900
                                                                         ------------------
LIABILITIES

Contributions received in advance                                               1,121,750
Redemptions payable                                                             1,307,160
Management fee payable                                                            255,345
Offering costs payable                                                              5,182
Accounts payable and accrued expenses                                             227,713
                                                                         ------------------

     TOTAL LIABILITIES                                                          2,917,150
                                                                         ------------------

          MEMBERS' CAPITAL ( 72,324.720 UNITS OUTSTANDING)                 $   76,468,750
                                                                         ==================

     NET ASSET VALUE PER UNIT                                              $     1,057.30
                                                                         ==================

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  COST                      FAIR VALUE               % OF MEMBERS'
                                                                                                                        CAPITAL
   FIXED INCOME ARBITRAGE
        Alliance High Grade Strategy Partners, L.P. - a    $    1,290,000          $         1,419,054                   1.86%
        Concordia I, L.P. - a                                   3,130,000                    3,234,940                   4.23%
        PIMCO Global Relative Value Fund, L.L.C. - b            3,060,000                    2,924,528                   3.82%

   EVENT DRIVEN
        Brencourt Multi-Strategy, L.P. - b                 $      800,000          $           949,828                   1.24%
        Canyon Value Realization Fund, L.P. - b                 1,300,000                    1,547,042                   2.02%
        GoldenTree High Yield Partners, L.P. - b                1,350,000                    1,832,674                   2.40%
        Lydian Partners II, L.P. - b                            1,300,000                    1,434,685                   1.88%
        MW Post Opportunity Fund L.P. - b                       1,280,000                    1,663,573                   2.17%
        Purchase Associates II, L.P. - b                          800,000                      862,228                   1.13%
        Taconic Capital Partners 1.5, L.P. - b                  2,878,848                    3,003,978                   3.93%
        West Broadway Partners, L.P. - b                          800,000                      807,861                   1.06%

   EQUITY ARBITRAGE
        Frontpoint Utility & Energy, L.P. - b              $    5,050,000          $         5,375,892                   7.03%
        Pentangle Partners, L.P. - a                            5,817,000                    6,040,527                   7.90%
        SSI Long/Short Equity Market Neutral, L.P.  - b         4,707,000                    4,578,051                   5.99%

   DISCRETIONARY
        Basswood Opportunity Partners L.P.- b              $    3,500,000          $         3,587,487                   4.69%
        Chilton Small Cap Partners, L.P. Class A - c            3,620,000                    4,251,418                   5.56%
        Delta Institutional, L.P. - b                           2,290,000                    3,183,433                   4.16%
        North River Partners,  L.P. - d                         2,370,000                    3,003,562                   3.93%
        North Sound Legacy Insitutional Fund, L.L.C. - b        4,500,000                    4,772,982                   6.24%
        Prism Partners I, L.P. - b                              5,500,000                    5,959,112                   7.79%
        The Capital Hedge Fund Ltd - a                          5,500,000                    5,410,794                   7.08%
        Willow Creek Capital Partners, L.P. - b                 3,800,000                    3,886,460                   5.08%
        Woodallen Global Fund L.P. - b                          2,500,000                    2,294,469                   3.00%

                                                     -----------------------------------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                      $   67,142,848          $        72,024,578                  94.19%

SHORT TERM INVESTMENTS
        BlackRock PIF Temp Fund                            $    1,121,750          $         1,121,750                   1.47%
                                                       -----------------------------------------------------------------------------
TOTAL INVESTMENTS                                          $   68,264,598          $        73,146,328                  95.66%

OTHER ASSETS, LESS LIABILITIES                                                     $         3,322,422                   4.34%
                                                                                 -----------------------    ------------------------

MEMBERS' CAPITAL                                                                   $        76,468,750                 100.00%
                                                                                 =======================    ========================

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted annually
d - Redemptions permitted semi-annually

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             STATEMENT OF OPERATIONS
             FOR THE PERIOD APRIL 1, 2004 THROUGH SEPTEMBER 30, 2004
                                   (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Interest                                                            $     13,407
                                                                       ----------------

          TOTAL INVESTMENT INCOME                                              13,407
                                                                       ----------------

EXPENSES
     Management fees                                                          711,106
     Professional fees                                                         58,984
     Amortization of offering costs                                            67,050
     Administration fees                                                      107,026
     Marketing fees                                                            20,970
     Custodian fees                                                             6,274
     Directors' fees and expenses                                               5,521
     Miscellaneous expenses                                                    12,505
                                                                       ----------------

          Total expenses                                                      989,436
                                                                       ----------------

          Net investment loss                                                (976,029)
                                                                       ----------------

Realized and unrealized gain on investments:


Net realized gain on investments                                              328,161
Net change in unrealized depreciation on investments                         (335,664)
                                                                       ----------------

Net realized and unrealized loss on investments                                (7,503)
                                                                       ----------------

Decrease in members' capital derived from investment activities          $   (983,532)
                                                                       ================








The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                    STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
   FOR THE PERIODS APRIL 1, 2004 THROUGH SEPTEMBER 30, 2004 AND THE YEAR ENDED
                                 MARCH 31, 2004
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                SIX MONTHS ENDED              YEAR ENDED
                                                                               SEPTEMBER 30, 2004           MARCH 31, 2004
FROM INVESTMENT ACTIVITIES

     Net investment loss                                                        $      (976,029)          $     (1,640,455)
     Net realized gain on investments                                                   328,161                    153,563
     Net change in unrealized appreciation (depreciation) on investments               (335,664)                 5,066,719
                                                                               ------------------        -------------------
        DECREASE IN MEMBERS' CAPITAL
        DERIVED FROM INVESTMENT ACTIVITIES                                             (983,532)                 3,579,827

MEMBERS' CAPITAL TRANSACTIONS

     Capital contributions                                                           21,206,681                 28,484,025
     Capital withdrawals                                                             (2,370,566)                (1,299,715)
                                                                               ------------------        -------------------

        INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM CAPITAL TRANSACTIONS                                            18,836,115                 27,184,310


        MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                      58,616,167                 27,852,030
                                                                               ------------------        -------------------

        MEMBERS' CAPITAL AT END OF PERIOD (72,324.720 AND
        54,616.963 UNITS OUTSTANDING AT SEPTEMBER 30, 2004 AND
        MARCH 31, 2004 RESPECTIVELY)                                            $    76,468,750           $     58,616,167
                                                                               ==================        ===================








The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             STATEMENT OF CASH FLOWS
                       SIX MONTH ENDED SEPTEMBER 30, 2004
                                   (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Decrease in members' capital derived from investment activities                         $      (983,532)
Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
     Increase in investment funds, at fair value                                            (17,059,636)
     Increase in receivable from investment funds                                            (1,818,415)
     Decrease in other assets                                                                    65,773
     Increase in management fee payable                                                         156,701
     Decrease in offering costs payable                                                         (52,482)
     Decrease in accounts payable and accrued expenses                                         (214,664)
                                                                                      ------------------
        NET CASH USED IN OPERATING ACTIVITIES                                               (19,906,255)

CASH FLOWS FROM FINANCING ACTIVITIES
     Capital contributions                                                                   21,206,681
     Capital withdrawals                                                                     (1,534,425)
     Decrease in contributions received in advance                                           (3,080,450)
                                                                                      ------------------
        NET CASH PROVIDED BY FINANCING ACTIVITIES                                            16,591,806

                                                                                      ------------------
           Net decrease in cash and cash equivalents                                         (3,314,449)


           Cash and cash equivalents at beginning of period                                   7,370,329
                                                                                      ------------------
           Cash and cash equivalents at end of period                                   $     4,055,880
                                                                                      ==================
Supplment non-cash information:

Included in capital withdrawals on the accompanying Statement of Changes in Members' Capital, are redemptions payable of $836,141.








The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                              FINANCIAL HIGHLIGHTS
  FOR SIX MONTH ENDED SEPTEMBER 30, 2004 AND FOR THE YEAR ENDED MARCH 31, 2004
                                   (UNAUDITED)
--------------------------------------------------------------------------------
FOR A UNIT OUTSTANDING THROUGHOUT THE PERIOD

                                                                               SIX MONTHS ENDED            YEAR ENDED
                                                                              SEPTEMBER 30, 2004         MARCH 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD:                                           $      1,073.22           $      993.27
                                                                              ===================        ================
     INCOME FROM INVESTMENT OPERATIONS:

     Net investment loss                                                                 (14.59)                 (34.35)
     Net realized and unrealized gain (loss) on investments                               (1.33)                 114.30
                                                                              -------------------        ----------------
     TOTAL FROM INVESTMENT OPERATIONS                                                    (15.92)                  79.95
                                                                              -------------------        ----------------

NET ASSET VALUE, END OF PERIOD:                                                 $      1,057.30           $    1,073.22
                                                                              ===================        ================

TOTAL RETURN                                                                             (1.48%)  **              8.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                                       $    76,468,750           $  58,616,167
                                                                              ===================        ================
Portfolio turnover                                                                        8.50%   *              22.76%
Ratio of expenses to average net assets                                                   2.77%   *               3.31%
Ratio of net investment loss to average net assets                                      (2.74%)   *              (3.28%)

*    Annualized.
**   Total return for a period of less than a full year is not annualized.


THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF CAPITAL TRANSACTIONS DURING THE PERIOD.




The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC ("the Company") was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 ("1933 Act"). The Company consists of two separate series, Multi-Strategy Series M and Multi-Strategy Series G (each a "Series"). The financial statements included herein are for Multi-Strategy Series M. The investment objective of Multi-Strategy Series M is to achieve capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as "alternative" strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of Multi-Strategy Series M can be described as a fund of hedge funds.

         Units of Multi-Strategy Series M are sold to eligible investors (referred to as "Members"). The minimum initial investment in Multi-Strategy Series M from each Member is $25,000 (and was $50,000 from January 1, 2003 to November 1, 2003); the minimum additional investment is $10,000.

         Citigroup Alternative Investments LLC ("CAI", or the "Adviser"), a Delaware limited liability company and indirect, wholly owned subsidiary of Citigroup Inc., serves as Multi-Strategy Series M's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of Multi-Strategy Series M's assets to various Investment Funds. AMACAR Partners, Inc. is the managing member of Multi-Strategy Series M and has delegated substantially all authority to oversee the management of the operations and assets of Multi-Strategy Series M to the Board of Directors.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda. Multi-Strategy Series M values these investments at fair value based on financial data supplied by the Investment Funds.

         A.  PORTFOLIO VALUATION

         The net asset value of Multi-Strategy Series M is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2004 (CONTINUED)
--------------------------------------------------------------------------------

         Multi-Strategy Series M's investments in Investment Funds are carried at fair value as determined by Multi-Strategy Series M's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets will charge Multi-Strategy Series M, as investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually.

         As a general matter, the fair value of Multi-Strategy Series M's investment in an Investment Fund represents the amount that Multi-Strategy Series M can reasonably expect to receive from an Investment Fund if Multi-Strategy Series M's investment were redeemed at the time of valuation, based on information available at the time. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a Member's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. Multi-Strategy Series M does not take a liquidity discount on any Investment Funds held. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

         B.  FUND EXPENSES

         Multi-Strategy Series M bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for Multi-Strategy Series M's account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors. Costs incurred in connection with the initial offering were deferred and amortized over the first twelve months of operations; costs incurred in connection with Multi-Strategy Series M's subsequent registration under the 1933 Act have been deferred and are being amortized over the twelve months commencing after the effective date of such registration statement.

         C.  INCOME TAXES

         Multi-Strategy Series M currently intends to operate as a partnership and not as an association or publicly traded partnership taxable as a corporation for U.S. federal income tax purposes. Each Member will be required to report on his, her or its own annual tax return the Member's distributive share of Multi-Strategy Series M's taxable income or loss.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2004 (CONTINUED)
--------------------------------------------------------------------------------

         D.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, N.A. account which pays money market rates and are accounted for at cost plus accrued interest.

         E.  CONTRIBUTIONS RECEIVED IN ADVANCE

         Contributions received in advance of $1,121,750 represents subscriptions received to be credited to Members' capital accounts on October 1, 2004. Such amount is largely represented within the short term investments balance as depicted in the accompanying schedule of investments.

         F.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing Multi-Strategy Series M's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  MANAGEMENT FEE, ADMINISTRATIVE FEE, RELATED PARTY TRANSACTIONS AND
         OTHER

         CAI, as Adviser, provides certain management and administrative services to Multi-Strategy Series M. CAI acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, CAI also provides office space and other support services. In consideration for such services, Multi-Strategy Series M will pay the Adviser a monthly management fee equal to 0.167% (2.00% on an annualized basis) of end of month Members' capital. The Adviser will pay a portion of the fee to its affiliates.

         In addition, CAI allocated certain marketing related expenses of $20,970 to Multi-Strategy Series M during the six months ended September 30, 2004.

         Placement agents may be retained by the Company to assist in the placement of Units. A placement agent affiliated with the Adviser, will generally be entitled to receive a fee from each investor in the Company whose Units the Agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in a Series. Placement agents may also be reimbursed by the Company with respect to certain out-of-pocket expenses.

         Citigroup Global Markets, Inc. ("CGM"), an affiliate of CAI and a wholly owned subsidiary of Citigroup, Inc. serves as a placement agent of the Multi-Strategy Series M Units. For the six months ended
         September  30,  2004,   CGM  earned   $226,300  in  placement  fees  on
         Multi-Strategy Series M Units. Such fees are deducted from an investor's gross contribution amount.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2004 (CONTINUED)
--------------------------------------------------------------------------------

         The Company has entered into agreements with third parties to act as additional placement agents for Multi-Strategy Series M Units. Placement fees may range from 0 to 3%. In addition, the Adviser, and/or its affiliates, will pay the placement agents an annual fee, payable monthly in arrears. The fee shall be paid from the Adviser's own resources (or those of its affiliates).

         Multi-Strategy Series M pays CAI a monthly fee of 0.025% (0.30% on an annualized basis) for administration based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain expenses. CAI, as Administrator, has retained PFPC Inc. ("PFPC"), an independent third party and wholly-owned subsidiary of PNC Bank, N.A., to assist in the performance of its administrative duties. PFPC provides certain accounting, record keeping, tax and investor related services.

         Each Director who is not an "interested person" of Multi-Adviser Hedge Fund Portfolios LLC, as defined by the 1940 Act, receives an annual retainer of $10,000 plus a fee per meeting of the Board of Directors of $500. Such Director fees are allocated to each series pro-rata, based on the relative net assets of each series. Any Director who is an "interested person" does not receive any annual or other fee from Multi-Adviser Hedge Fund Portfolios LLC. All Directors are reimbursed for all reasonable out of pocket expenses. Total amounts expensed related to Directors by Multi-Strategy Series M for the six months ended September 30, 2004 were $5,521.

         PFPC Trust Company (an affiliate of PNC Bank, N.A.) serves as custodian of Multi-Strategy Series M's assets and provides custodial services for Multi-Strategy Series M. Fees payable to the custodian and reimbursement for certain expenses are paid by Multi-Strategy Series M.

     4.  SECURITIES TRANSACTIONS

         The following table lists the aggregate purchases, proceeds from sales of Investment Funds, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation as of September 30, 2004. At September 30, 2004, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

                                                      Period to Date            Inception to Date
                                                      --------------            -----------------
         Aggregate purchases                           $23,000,000                $81,419,848
         Aggregate proceeds from sales                 $ 2,827,375                $14,756,039
         Gross unrealized appreciation                 $   205,729                $ 5,440,888
         Gross unrealized depreciation                 $   541,393                $   559,158
         Net unrealized appreciation (depreciation)    $  (335,664)               $ 4,881,730

         Receivable from investment funds represents partial redemptions as of September 30, 2004.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2004 (CONTINUED)
--------------------------------------------------------------------------------

     5.  CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

         Generally, initial and additional subscriptions for Units may be accepted as of the first day of each month. CAI has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Units in Multi-Strategy Series M. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause Multi-Strategy Series M to repurchase Units from Members pursuant to written tenders by Members on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board of Directors that the Company offer to repurchase Units from Members quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

         Net profits or net losses of Multi-Strategy Series M for each month-end will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of each month in accordance with the Members' respective investment percentages for the month.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which Multi-Strategy Series M invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant  to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               Citigroup Alternative Investments Multi-Adviser Hedge Fund
(registrant)   Portfolios LLC
               ----------------------------------------------------------------

By (Signature and Title)*    /s/ Janet Holmes
                             --------------------------------------------------
                             Janet Holmes, Chief Operating Officer
                             (principal executive officer)

Date           December 9, 2004
    ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Janet Holmes
                             --------------------------------------------------
                             Janet Holmes, Chief Operating Officer
                             (principal executive officer)

Date           December 9, 2004
    ---------------------------------------------------------------------------

By (Signature and Title)*    /s/ Patrizia Sanelli
                             --------------------------------------------------
                             Patrizia Sanelli, Director - Funds of Hedge Funds
                             (principal financial officer)

Date           November 30, 2004
    ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.